FILED PURSUANT TO RULE 497(E)
                                                REGISTRATION NO. 33-66262

                         GAMCO GLOBAL SERIES FUNDS, INC.
                    THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
                          THE GAMCO GLOBAL GROWTH FUND
                        THE GAMCO GLOBAL OPPORTUNITY FUND
                  THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND

                         SUPPLEMENT DATED JULY 10, 2008
         TO THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 29, 2008

JOSHUA FENTON NO LONGER SERVES AS A PORTFOLIO MANAGER FOR THE GLOBAL CONVERTIBLE SECURITIES FUND, EFFECTIVE JULY 10, 2008. WAYNE C. PLEWNIAK AND MARIO J. GABELLI CONTINUE TO SERVE AS PORTFOLIO MANAGERS FOR THE FUND.